UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Ticker | JHS

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 77.3% (52.9% of Total Investments)				$139,085,675

(Cost $132,862,183)

Consumer Discretionary 8.4%				15,052,414

Auto Components 0.4%
Dana Holding Corp.	6.000	09/15/23	$395,000	395,988
Stackpole International Intermediate Company SA (S)	7.750	10/15/21	245,000	255,413

Automobiles 2.2%
Ford Motor Credit Company LLC (Z)	5.000	05/15/18	108,000	119,757
Ford Motor Credit Company LLC (Z)	5.875	08/02/21	1,998,000	2,280,152
Ford Motor Credit Company LLC (Z)	8.000	12/15/16	330,000	389,319
General Motors Company (S)	4.875	10/02/23	445,000	450,563
Hyundai Capital Services, Inc. (S)(Z)	4.375	07/27/16	310,000	329,960
Nissan Motor Acceptance Corp. (S)(Z)	1.950	09/12/17	490,000	490,590

Hotels, Restaurants & Leisure 2.0%
CCM Merger, Inc. (S)	9.125	05/01/19	380,000	400,900
Greektown Superholdings, Inc. (Z)	13.000	07/01/15	1,713,000	1,764,390
Landry's, Inc. (S)(Z)	9.375	05/01/20	350,000	380,625
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	299,000	272,090
Seminole Tribe of Florida, Inc. (S)(Z)	6.535	10/01/20	650,000	718,250
Waterford Gaming LLC (S)	8.625	09/15/14	149,591	42,717

Internet & Catalog Retail 0.3%
QVC, Inc.	4.375	03/15/23	325,000	313,274
QVC, Inc. (Z)	5.125	07/02/22	205,000	208,147

Media 2.5%
21st Century Fox America, Inc. (Z)	7.600	10/11/15	1,000,000	1,104,331
21st Century Fox America, Inc. (Z)	6.150	03/01/37	165,000	187,438
21st Century Fox America, Inc. (Z)	6.400	12/15/35	150,000	175,797
21st Century Fox America, Inc. (Z)	7.750	01/20/24	1,020,000	1,260,584
CBS Corp. (Z)	7.875	07/30/30	595,000	766,910
Cinemark USA, Inc.	4.875	06/01/23	250,000	236,250
Gibson Brands, Inc. (S)	8.875	08/01/18	120,000	127,500
Myriad International Holdings BV (S)	6.000	07/18/20	200,000	210,000
Time Warner Cable, Inc. (Z)	8.250	04/01/19	350,000	414,146

Multiline Retail 0.3%
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	444,000	497,785

Specialty Retail 0.5%
AutoNation, Inc.	5.500	02/01/20	655,000	699,213
The Hillman Group, Inc. (Z)	10.875	06/01/18	255,000	274,125

Textiles, Apparel & Luxury Goods 0.2%
Hot Topic, Inc. (S)(Z)	9.250	06/15/21	270,000	286,200

Consumer Staples 2.9%				5,263,136

Beverages 0.4%
Crestview DS Merger Sub II, Inc. (S)(Z)	10.000	09/01/21	310,000	337,900
Pernod-Ricard SA (S)(Z)	5.750	04/07/21	325,000	367,065

Food & Staples Retailing 0.9%
Safeway, Inc.	4.750	12/01/21	125,000	129,120
Safeway, Inc. (Z)	5.000	08/15/19	840,000	904,056
Safeway, Inc. (Z)	7.250	02/01/31	225,000	237,279
Smithfield Foods, Inc. (S)	5.875	08/01/21	85,000	86,275

1

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Staples (continued)

Tops Holding II Corp., PIK (S)	8.750	06/15/18	$235,000	$243,813

Food Products 0.9%
B&G Foods, Inc.	4.625	06/01/21	195,000	188,906
Bunge, Ltd. Finance Corp. (Z)	8.500	06/15/19	389,000	485,634
Corporacion Pesquera Inca SAC (S)(Z)	9.000	02/10/17	340,000	334,050
KazAgro National Management Holding JSC (S)	4.625	05/24/23	200,000	181,000
Simmons Foods, Inc. (S)(Z)	10.500	11/01/17	475,000	510,625

Personal Products 0.1%
Prestige Brands, Inc. (S)	5.375	12/15/21	260,000	260,000

Tobacco 0.6%
Alliance One International, Inc.	9.875	07/15/21	820,000	789,250
Vector Group, Ltd.	7.750	02/15/21	195,000	208,163

Energy 10.1%				18,148,228

Energy Equipment & Services 1.2%
Astoria Depositor Corp. (S)	8.144	05/01/21	1,000,000	1,030,000
Key Energy Services, Inc. (Z)	6.750	03/01/21	270,000	277,425
RKI Exploration & Production LLC (S)	8.500	08/01/21	270,000	286,200
Rowan Companies, Inc. (Z)	4.875	06/01/22	330,000	343,979
Trinidad Drilling, Ltd. (S)(Z)	7.875	01/15/19	265,000	283,550

Gas Utilities 0.2%
DCP Midstream LLC (5.850% to 5-21-23, then 3 month
LIBOR + 3.850%) (S)(Z)	5.850	05/21/43	370,000	342,250

Oil, Gas & Consumable Fuels 8.7%
Afren PLC (S)(Z)	10.250	04/08/19	240,000	275,640
BreitBurn Energy Partners LP (Z)	7.875	04/15/22	320,000	340,400
CNOOC Finance 2013, Ltd. (Z)	3.000	05/09/23	230,000	204,427
Continental Resources, Inc.	5.000	09/15/22	515,000	531,094
DCP Midstream LLC (S)(Z)	9.750	03/15/19	405,000	515,488
DCP Midstream Operating LP (Z)	3.875	03/15/23	225,000	214,909
Ecopetrol SA	5.875	09/18/23	190,000	197,600
Energy Transfer Partners LP (Z)	5.200	02/01/22	135,000	144,682
Energy Transfer Partners LP (Z)	9.700	03/15/19	425,000	554,000
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.777%) (Z)	7.000	06/01/67	695,000	717,588
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3
month LIBOR + 3.708%)	8.375	08/01/66	230,000	255,875
EP Energy LLC (Z)	7.750	09/01/22	195,000	215,475
EV Energy Partners LP (Z)	8.000	04/15/19	400,000	407,500
Halcon Resources Corp.	8.875	05/15/21	200,000	199,500
Hess Corp. (Z)	8.125	02/15/19	570,000	715,326
Kerr-McGee Corp. (Z)	6.950	07/01/24	600,000	723,295
Kinder Morgan Energy Partners LP	7.750	03/15/32	195,000	241,629
Lukoil International Finance BV (S)(Z)	3.416	04/24/18	675,000	669,938
Midstates Petroleum Company, Inc.	9.250	06/01/21	425,000	442,000
Newfield Exploration Company (Z)	5.750	01/30/22	260,000	268,450
NuStar Logistics LP (Z)	8.150	04/15/18	381,000	429,578
Pacific Rubiales Energy Corp. (S)	5.375	01/26/19	335,000	336,675
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,351,506
Petrobras Global Finance BV (Z)	4.375	05/20/23	365,000	322,012
Petrohawk Energy Corp. (Z)	6.250	06/01/19	595,000	648,550
Petroleos de Venezuela SA	5.375	04/12/27	550,000	270,875

2

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy (continued)

Petroleos Mexicanos (Z)	4.875	01/24/22	$275,000	$280,005
Plains Exploration & Production Company	6.750	02/01/22	705,000	772,856
Plains Exploration & Production Company	6.875	02/15/23	110,000	121,550
Regency Energy Partners LP	5.500	04/15/23	480,000	468,000
Summit Midstream Holdings LLC (S)	7.500	07/01/21	150,000	159,750
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%) (Z)	6.350	05/15/67	710,000	733,015
Tullow Oil PLC (S)	6.000	11/01/20	230,000	235,175
Williams Partners LP (Z)	5.250	03/15/20	1,460,000	1,620,461

Financials 28.8%				51,807,923

Capital Markets 4.3%
Credit Suisse Group AG (7.500% to 12/11/2023, then 5 year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23	295,000	310,488
Jefferies Group LLC (Z)	6.875	04/15/21	1,005,000	1,163,885
Jefferies Group LLC (Z)	8.500	07/15/19	235,000	289,286
Macquarie Bank, Ltd. (S)(Z)	6.625	04/07/21	260,000	293,474
Macquarie Group, Ltd. (S)(Z)	6.000	01/14/20	340,000	380,202
Morgan Stanley (Z)	4.100	05/22/23	580,000	565,538
Morgan Stanley (Z)	5.500	01/26/20	450,000	508,444
Morgan Stanley (Z)	5.550	04/27/17	565,000	633,133
Morgan Stanley (Z)	5.750	01/25/21	515,000	585,785
Morgan Stanley	7.300	05/13/19	895,000	1,093,944
The Goldman Sachs Group, Inc. (Z)	5.250	07/27/21	1,195,000	1,311,799
The Goldman Sachs Group, Inc. (Z)	5.750	01/24/22	105,000	118,737
Walter Investment Management Corp. (S)	7.875	12/15/21	455,000	460,688

Commercial Banks 4.9%
Abbey National Treasury Services PLC (Z)	4.000	04/27/16	420,000	446,581
Ally Financial, Inc. (Z)	4.750	09/10/18	315,000	329,175
Banco do Brasil SA/Cayman Island (6.250% to 4-15-24, then
10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24	470,000	361,900
Barclays Bank PLC (S)(Z)	10.179	06/12/21	575,000	763,295
Barclays Bank PLC (5.926% to 12-15-16, then 3 month
LIBOR + 1.750%) (Q)(S)	5.926	12/15/16	310,000	327,050
BPCE SA (S)	5.700	10/22/23	645,000	666,208
Commerzbank AG (S)	8.125	09/19/23	350,000	384,125
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR
+ 3.033%) (Q)(Z)	5.100	06/30/23	420,000	370,650
HBOS PLC (S)	6.750	05/21/18	825,000	936,213
ICICI Bank, Ltd. (S)(Z)	5.750	11/16/20	475,000	496,851
Manufacturers & Traders Trust Company (5.629% to
12/01/2016, then 3 month LIBOR + 6.400%)	5.629	12/01/21	150,000	156,000
Nordea Bank AB (S)(Z)	3.125	03/20/17	680,000	714,704
PNC Financial Services Group, Inc. (P)(Q)	4.459	03/17/14	250,000	250,313
PNC Financial Services Group, Inc. (4.850% to 6-1-23, then
3 month LIBOR + 3.040%) (Q)(Z)	4.850	06/01/23	310,000	280,550
Sberbank of Russia (S)(Z)	6.125	02/07/22	200,000	208,500
Swedbank AB (S)(Z)	2.125	09/29/17	460,000	465,109
Synovus Financial Corp. (Z)	7.875	02/15/19	200,000	225,750
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	235,000	251,450
Wachovia Bank NA (Z)	5.850	02/01/37	390,000	460,773
Wells Fargo & Company, Series K (7.980% to 3-15-18, then
3 month LIBOR + 3.770%) (Q)(Z)	7.980	03/15/18	635,000	715,963

3

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Consumer Finance 1.6%
Capital One Financial Corp. (Z)	3.500	06/15/23	$1,100,000	$1,064,941
Capital One Financial Corp. (Z)	4.750	07/15/21	585,000	635,367
Discover Bank (Z)	7.000	04/15/20	270,000	319,365
Discover Financial Services (Z)	5.200	04/27/22	585,000	622,816
Springleaf Finance Corp.	6.000	06/01/20	310,000	310,000

Diversified Financial Services 7.9%
Bank of America Corp. (Z)	3.300	01/11/23	260,000	249,664
Bank of America Corp. (Z)	5.000	05/13/21	670,000	734,026
Bank of America Corp. (Z)	5.700	01/24/22	370,000	422,053
Bank of America Corp. (Z)	6.875	04/25/18	1,000,000	1,193,187
Bank of America NA (Z)	5.300	03/15/17	150,000	166,199
Citigroup, Inc.	3.875	10/25/23	185,000	182,712
Citigroup, Inc.	5.500	09/13/25	405,000	427,417
Citigroup, Inc.	6.125	08/25/36	310,000	332,895
Comcel Trust (S)	6.875	02/06/24	330,000	324,169
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	200,000	205,000
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19	200,000	207,000
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass
Through (S)	5.125	11/30/22	187,719	194,759
General Electric Capital Corp. (Z)	4.375	09/16/20	365,000	399,439
General Electric Capital Corp. (Z)	5.550	05/04/20	615,000	714,279
General Electric Capital Corp. (Z)	5.875	01/14/38	160,000	184,899
General Electric Capital Corp. (6.375% to 11-15-17, then 3
month LIBOR + 2.289%)	6.375	11/15/67	170,000	184,450
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)(Z)	7.125	06/15/22	600,000	674,250
ING Bank NV (S)	5.800	09/25/23	235,000	246,303
ING US, Inc.	5.500	07/15/22	220,000	244,121
ING US, Inc. (5.650% to 05/15/2023, then 3 month LIBOR +
3.580%)	5.650	05/15/53	250,000	240,000
JPMorgan Chase & Company (Z)	4.625	05/10/21	895,000	971,636
JPMorgan Chase & Company (5.150% to 5-1-23, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	375,000	340,781
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)(Z)	7.900	04/30/18	655,000	724,561
Leucadia National Corp.	5.500	10/18/23	655,000	672,310
Nationstar Mortgage LLC (Z)	7.875	10/01/20	310,000	316,200
Rabobank Nederland NV (Z)	3.875	02/08/22	905,000	922,848
SPL Logistics Escrow LLC (S)(Z)	8.875	08/01/20	215,000	232,200
The Bear Stearns Companies LLC (Z)	7.250	02/01/18	1,000,000	1,197,268
UBS AG (Z)	7.625	08/17/22	445,000	511,995
USB Realty Corp. (P)(Q)(S)(Z)	1.386	01/15/17	800,000	720,000

Insurance 4.8%
Aflac, Inc.	8.500	05/15/19	385,000	498,711
American International Group, Inc.	4.125	02/15/24	295,000	299,009
American International Group, Inc. (Z)	8.250	08/15/18	230,000	289,068
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58	250,000	310,625
AXA SA (Z)	8.600	12/15/30	175,000	219,285
CNA Financial Corp. (Z)	7.250	11/15/23	540,000	657,839
Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then
3 month LIBOR +2.125%) (S)	6.505	02/12/67	625,000	618,750

4

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Liberty Mutual Group, Inc. (S)(Z)	5.000	06/01/21	$650,000	$698,151
Liberty Mutual Group, Inc. (S)(Z)	7.800	03/15/37	705,000	757,875
Lincoln National Corp. (6.050% until 4-20-17, then 3 month
LIBOR + 2.040%) (Z)	6.050	04/20/67	395,000	389,075
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	135,000	137,700
MetLife, Inc. (Z)	6.400	12/15/36	305,000	315,675
Nippon Life Insurance Company (5.000% to 10-18-22, then 3
month LIBOR + 4.240%) (S)(Z)	5.000	10/18/42	310,000	325,113
Pacific LifeCorp. (S)(Z)	6.000	02/10/20	180,000	205,557
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month
LIBOR + 3.040%)	5.200	03/15/44	110,000	105,820
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month
LIBOR + 4.175%) (Z)	5.875	09/15/42	445,000	456,125
Teachers Insurance & Annuity Association of America (S)(Z)	6.850	12/16/39	475,000	611,043
The Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR
+ 2.250%) (Z)	6.375	03/29/67	335,000	369,338
The Hanover Insurance Group, Inc. (Z)	6.375	06/15/21	150,000	168,352
Unum Group (Z)	7.125	09/30/16	395,000	451,622
White Mountains Re Group, Ltd. (7.506% to 6-30-17, then 3
month LIBOR + 3.200%) (Q)(S)(Z)	7.506	06/30/17	415,000	431,012
WR Berkley Corp. (Z)	5.375	09/15/20	265,000	294,225

Real Estate Investment Trusts 5.0%
American Tower Corp. (Z)	4.700	03/15/22	400,000	416,980
DDR Corp. (Z)	7.500	04/01/17	880,000	1,024,337
DDR Corp.	7.875	09/01/20	110,000	136,923
Goodman Funding Pty, Ltd. (S)(Z)	6.375	04/15/21	645,000	734,312
Health Care REIT, Inc. (Z)	4.950	01/15/21	190,000	205,034
Health Care REIT, Inc. (Z)	6.125	04/15/20	1,205,000	1,382,475
Healthcare Realty Trust, Inc. (Z)	6.500	01/17/17	540,000	606,796
Highwoods Realty LP (Z)	5.850	03/15/17	710,000	787,055
Host Hotels & Resorts LP (Z)	5.875	06/15/19	439,000	476,430
MPT Operating Partnership LP (Z)	6.375	02/15/22	320,000	330,400
Prologis International Funding II (S)	4.875	02/15/20	180,000	189,752
ProLogis LP	3.350	02/01/21	310,000	306,579
Realty Income Corp.	4.650	08/01/23	140,000	145,229
Ventas Realty LP (Z)	4.000	04/30/19	330,000	351,128
Ventas Realty LP (Z)	4.750	06/01/21	670,000	715,596
WEA Finance LLC (S)(Z)	6.750	09/02/19	290,000	347,055
Weyerhaeuser Company (Z)	7.375	03/15/32	690,000	875,361

Real Estate Management & Development 0.1%
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	260,000	219,700

Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage LLC (Z)	9.625	05/01/19	295,000	331,138

Health Care 1.6%				2,954,355

Health Care Providers & Services 0.5%
Medco Health Solutions, Inc. (Z)	7.125	03/15/18	275,000	328,886
National Mentor Holdings, Inc. (S)(Z)	12.500	02/15/18	460,000	488,750
WellCare Health Plans, Inc.	5.750	11/15/20	200,000	207,000

Pharmaceuticals 1.1%
Forest Laboratories, Inc. (S)	5.000	12/15/21	275,000	273,625

5

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Health Care (continued)

Hospira, Inc. (Z)	6.050	03/30/17	$485,000	$539,214
Mylan, Inc. (S)(Z)	7.875	07/15/20	545,000	615,017
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	225,000	234,563
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	240,000	267,300

Industrials 9.3%				16,669,716

Aerospace & Defense 1.3%
Embraer Overseas, Ltd. (S)	5.696	09/16/23	296,000	297,480
Kratos Defense & Security Solutions, Inc. (Z)	10.000	06/01/17	415,000	445,088
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)(Z)	6.000	02/15/67	750,000	673,125
Textron, Inc. (Z)	5.600	12/01/17	505,000	563,282
Textron, Inc. (Z)	7.250	10/01/19	270,000	319,675

Airlines 3.8%
America West Airlines 2000-1 Pass Through Trust (Z)	8.057	07/02/20	140,725	154,094
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	780,153	834,764
American Airlines 2013-2 Class A Pass Through Trust (S)(Z)	4.950	01/15/23	344,492	366,884
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625	06/20/24	620,000	648,675
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20	155,000	163,913
Continental Airlines 1997-4 Class A Pass Through Trust (Z)	6.900	01/02/18	307,443	328,964
Continental Airlines 1998-1 Class A Pass Through Trust (Z)	6.648	09/15/17	127,360	133,728
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	178,143	195,067
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	95,805	100,834
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983	04/19/22	485,880	533,254
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	133,378	143,048
Continental Airlines 2012-1 Class B Pass Through Trust (Z)	6.250	04/11/20	227,838	240,369
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (Z)	6.718	01/02/23	613,919	693,728
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	629,021	717,084
Delta Air Lines 2010-1 Class A Pass Through Trust (Z)	6.200	07/02/18	159,933	178,325
Delta Air Lines 2011-1 Class A Pass Through Trust (Z)	5.300	04/15/19	286,038	314,641
Northwest Airlines 2007-1 Class A Pass Through Trust (Z)	7.027	11/01/19	369,359	409,988
UAL 2009-1 Pass Through Trust (Z)	10.400	11/01/16	90,196	102,373
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	273,444	314,460
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	168,081	184,889

Building Products 0.9%
Masco Corp. (Z)	7.125	03/15/20	285,000	324,188
Owens Corning (Z)	4.200	12/15/22	395,000	390,681
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	450,000	491,625
Voto-Votorantim, Ltd. (S)(Z)	6.750	04/05/21	490,000	512,050

Commercial Services & Supplies 0.7%
Ahern Rentals, Inc. (S)	9.500	06/15/18	195,000	211,575
Casella Waste Systems, Inc.	7.750	02/15/19	365,000	374,125
Iron Mountain, Inc. (Z)	6.000	08/15/23	440,000	452,650
Safway Group Holding LLC (S)	7.000	05/15/18	180,000	189,900

Construction & Engineering 0.5%
Aeropuertos Dominicanos Siglo XXI SA (S)(Z)	9.250	11/13/19	300,000	237,000
Empresas ICA SAB de CV (S)	8.375	07/24/17	250,000	252,500
Tutor Perini Corp. (Z)	7.625	11/01/18	335,000	357,613

Industrial Conglomerates 0.5%
KOC Holding AS (S)	3.500	04/24/20	340,000	286,875
Odebrecht Finance, Ltd. (S)(Z)	7.125	06/26/42	225,000	210,938
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	196,750

6

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Tenedora Nemak SA de CV (S)	5.500	02/28/23	$210,000	$202,650

Marine 0.3%
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	270,000	275,400
Navios South American Logistics, Inc. (Z)	9.250	04/15/19	315,000	337,444

Road & Rail 0.3%
Penske Truck Leasing Company LP (S)(Z)	3.750	05/11/17	460,000	486,078

Trading Companies & Distributors 1.0%
Air Lease Corp.	3.375	01/15/19	440,000	440,550
Air Lease Corp.	4.500	01/15/16	95,000	99,988
Air Lease Corp.	4.750	03/01/20	220,000	226,050
Air Lease Corp.	5.625	04/01/17	175,000	191,844
Aircastle, Ltd.	7.625	04/15/20	160,000	181,200
Glencore Funding LLC (S)(Z)	4.125	05/30/23	370,000	346,635
International Lease Finance Corp. (S)(Z)	7.125	09/01/18	290,000	335,675

Information Technology 1.6%				2,779,764

Computers & Peripherals 0.2%
NCR Escrow Corp. (S)	5.875	12/15/21	215,000	223,063

Internet Software & Services 0.4%
Ancestry.com, Inc. (S)	9.625	10/15/18	135,000	140,738
Ancestry.com, Inc. (Z)	11.000	12/15/20	305,000	356,850
Healthcare Technology Intermediate, Inc., PIK (S)	7.375	09/01/18	185,000	191,244

IT Services 0.8%
Brightstar Corp. (S)	9.500	12/01/16	560,000	616,000
Fiserv, Inc. (Z)	4.625	10/01/20	800,000	851,231

Software 0.2%
Aspect Software, Inc.	10.625	05/15/17	255,000	258,188
Blackboard, Inc. (S)	7.750	11/15/19	140,000	142,450

Materials 5.8%				10,485,461

Chemicals 1.4%
Braskem Finance, Ltd. (S)	7.000	05/07/20	515,000	555,556
CF Industries, Inc. (Z)	7.125	05/01/20	580,000	690,730
Incitec Pivot Finance LLC (S)(Z)	6.000	12/10/19	345,000	383,071
LyondellBasell Industries NV (Z)	5.000	04/15/19	455,000	509,796
Methanex Corp.	5.250	03/01/22	330,000	355,625

Construction Materials 0.7%
American Gilsonite Company (S)(Z)	11.500	09/01/17	390,000	373,425
Cemex SAB de CV (S)	6.500	12/10/19	340,000	345,100
Magnesita Finance, Ltd. (Q)(S)(Z)	8.625	04/05/17	420,000	403,200
Severstal Columbus LLC	10.250	02/15/18	100,000	105,250

Containers & Packaging 0.7%
ARD Finance SA, PIK (S)	11.125	06/01/18	305,844	326,488
Consolidated Container Company LLC (S)	10.125	07/15/20	320,000	339,200
Pretium Packaging LLC	11.500	04/01/16	165,000	176,138
Rock-Tenn Company (Z)	4.000	03/01/23	480,000	478,202

Metals & Mining 2.5%
Allegheny Technologies, Inc. (Z)	5.950	01/15/21	140,000	147,723
Allegheny Technologies, Inc. (Z)	9.375	06/01/19	715,000	879,338
AngloGold Ashanti Holdings PLC (Z)	8.500	07/30/20	405,000	424,744

7

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

ArcelorMittal (Z)	10.350	06/01/19	$370,000	$462,500
Commercial Metals Company (Z)	7.350	08/15/18	310,000	352,625
Edgen Murray Corp. (S)	8.750	11/01/20	201,000	231,653
Gerdau Trade, Inc. (S)(Z)	4.750	04/15/23	225,000	202,500
JMC Steel Group (S)	8.250	03/15/18	185,000	191,475
MMC Finance, Ltd. (S)	5.550	10/28/20	235,000	231,475
Rain CII Carbon LLC (S)(Z)	8.000	12/01/18	340,000	357,000
SunCoke Energy, Inc. (Z)	7.625	08/01/19	259,000	279,073
Thompson Creek Metals Company, Inc. (Z)	7.375	06/01/18	395,000	354,513
Vedanta Resources PLC (S)(Z)	7.125	05/31/23	300,000	268,125
Xstrata Finance Canada, Ltd. (S)	4.250	10/25/22	220,000	211,454

Paper & Forest Products 0.5%
Georgia-Pacific LLC (Z)	7.250	06/01/28	165,000	207,504
International Paper Company (Z)	9.375	05/15/19	385,000	508,328
Neenah Paper, Inc. (S)	5.250	05/15/21	135,000	133,650

Telecommunication Services 4.8%				8,694,175

Diversified Telecommunication Services 3.7%
American Tower Corp. (Z)	3.400	02/15/19	225,000	232,660
BellSouth Telecommunications, Inc. (Z)	6.300	12/15/15	272,472	284,562
CenturyLink, Inc. (Z)	5.800	03/15/22	480,000	472,800
CenturyLink, Inc. (Z)	6.450	06/15/21	305,000	317,581
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	760,000	828,166
Crown Castle Towers LLC (S)	6.113	01/15/20	451,000	518,046
GTP Acquisition Partners I LLC (S)(Z)	4.704	05/15/18	485,000	485,261
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	650,000	697,112
T-Mobile USA, Inc.	6.836	04/28/23	325,000	339,219
Telecom Italia Capital SA (Z)	6.999	06/04/18	330,000	368,775
Telecom Italia Capital SA (Z)	7.200	07/18/36	365,000	364,088
Telefonica Emisiones SAU (Z)	6.421	06/20/16	600,000	669,350
Verizon Communications, Inc.	4.500	09/15/20	455,000	490,494
Verizon Communications, Inc.	6.550	09/15/43	470,000	565,562

Wireless Telecommunication Services 1.1%
Digicel Group, Ltd. (S)	8.250	09/30/20	385,000	400,400
Millicom International Cellular SA (S)	4.750	05/22/20	210,000	198,975
Millicom International Cellular SA (S)	6.625	10/15/21	300,000	301,953
SBA Tower Trust (S)(Z)	2.933	12/15/17	395,000	403,292
SBA Tower Trust (S)	3.598	04/15/18	370,000	362,379
SoftBank Corp. (S)	4.500	04/15/20	400,000	393,500

Utilities 4.0%				7,230,503

Electric Utilities 2.9%
Beaver Valley II Funding Corp.	9.000	06/01/17	103,000	110,245
BVPS II Funding Corp.	8.890	06/01/17	307,000	322,968
DPL, Inc. (Z)	7.250	10/15/21	570,000	567,150
Electricite de France SA (5.250% to 1-29-23, then 10 Year
Swap Rate + 3.709%) (Q)(S)(Z)	5.250	01/29/23	205,000	198,081
Exelon Corp. (Z)	4.900	06/15/15	985,000	1,037,186
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	172,388	169,759
Israel Electric Corp., Ltd. (S)(Z)	5.625	06/21/18	420,000	447,559
NextEra Energy Capital Holdings, Inc. (6.650% to
06/15/2017, then 3 month LIBOR + 2.125%)	6.650	06/15/67	180,000	183,375
Oncor Electric Delivery Company LLC (Z)	5.000	09/30/17	820,000	913,590

8

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Utilities (continued)

PNPP II Funding Corp.	9.120	05/30/16	$127,000	$132,381
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month
LIBOR + 2.665%) (Z)	6.700	03/30/67	525,000	530,250
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)(Z)	6.250	02/01/22	320,000	332,000
W3A Funding Corp. (Z)	8.090	01/02/17	252,509	253,307

Independent Power Producers & Energy Traders 0.1%
AES Corp.	4.875	05/15/23	80,000	74,900
Calpine Corp. (S)	6.000	01/15/22	110,000	113,850

Multi-Utilities 1.0%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%) (Z)	6.110	12/01/66	650,000	655,688
MidAmerican Energy Holdings Company (Z)	8.480	09/15/28	550,000	767,964
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%) (Z)	6.250	05/15/67	410,000	420,250

Convertible Bonds 0.3% (0.2% of Total Investments)				$491,970

(Cost $267,530)

Consumer Discretionary 0.3%				491,970

Media 0.3%
XM Satellite Radio, Inc. (S)(Z)	7.000	12/01/14	248,000	491,970

Term Loans (M) 0.5% (0.3% of Total Investments)				$920,566

(Cost $923,361)

Consumer Discretionary 0.1%				166,227

Hotels, Restaurants & Leisure 0.1%
CCM Merger, Inc.	5.000	03/01/17	164,581	166,227

Consumer Staples 0.1%				358,718

Household Products 0.1%
The Sun Products Corp.	5.500	03/23/20	378,095	358,718

Financials 0.1%				90,699

Real Estate Investment Trusts 0.1%
iStar Financial, Inc.	4.500	10/16/17	90,382	90,699

Industrials 0.1%				149,490

Aerospace & Defense 0.1%
WP CPP Holdings LLC	4.750	12/27/19	148,500	149,490

Utilities 0.1%				155,432

Electric Utilities 0.1%
La Frontera Generation LLC	4.500	09/30/20	154,132	155,432

9

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities (a) 1.9% (1.3% of Total Investments)				$3,442,391

(Cost $3,426,452)

Financials 1.9%				3,442,391

Capital Markets 0.4%
State Street Capital Trust IV (P)(Z)	1.243	06/15/37	$935,000	711,535

Commercial Banks 0.6%
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)(Z)	6.750	08/01/21	520,000	547,300
Sovereign Capital Trust VI (Z)	7.908	06/13/36	480,000	481,200

Insurance 0.9%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	110,000	126,775
MetLife Capital Trust X (9.250% to 4-8-38 then 3 month
LIBOR + 5.540%) (S)(Z)	9.250	04/08/38	315,000	404,775
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)(Z)	6.450	12/15/65	870,000	930,900
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month
LIBOR + 2.285%) (S)(Z)	6.500	05/09/37	225,000	239,906

U.S. Government & Agency Obligations 34.1% (23.3% of Total Investments)				$61,343,497

(Cost $61,857,445)

U.S. Government 9.5%				17,044,093

U.S. Treasury
Note	2.750	11/15/23	270,000	272,320
U.S. Treasury Bonds	3.625	08/15/43	3,635,000	3,646,926
U.S. Treasury Notes
Note (Z)	0.750	12/31/17	1,600,000	1,578,000
Note	1.000	06/30/19	90,000	86,885
Note (Z)	1.875	06/30/20	3,500,000	3,480,586
Note (Z)	2.000	09/30/20	8,000,000	7,979,376

U.S. Government Agency 24.6%				44,299,404

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	3.000	03/01/43	1,041,418	1,014,894
30 Yr Pass Thru (Z)	5.000	03/01/41	4,775,659	5,227,481
30 Yr Pass Thru (Z)	6.500	04/01/39	450,114	500,310
Federal National Mortgage Association
15 Year Pass Thru (Z)	3.000	07/01/27	1,731,698	1,790,684
15 Yr Pass Thru (Z)	3.000	10/29/27	705,000	633,985
30 Year Pass Thru (Z)	6.500	01/01/39	1,268,035	1,417,530
30 Yr Pass Thru (Z)	3.000	12/01/42	4,520,488	4,411,714
30 Yr Pass Thru	3.000	03/01/43	297,327	290,266
30 Yr Pass Thru (Z)	3.500	12/01/42	6,122,163	6,226,192
30 Yr Pass Thru (Z)	3.500	01/01/43	4,524,519	4,597,866
30 Yr Pass Thru (Z)	4.000	10/01/40	525,122	551,932
30 Yr Pass Thru (Z)	4.000	09/01/41	804,170	845,855
30 Yr Pass Thru (Z)	4.000	09/01/41	3,435,503	3,608,218
30 Yr Pass Thru (Z)	4.000	09/01/41	1,723,442	1,807,931
30 Yr Pass Thru (Z)	4.000	10/01/41	2,451,622	2,575,640
30 Yr Pass Thru (Z)	4.500	10/01/40	2,343,604	2,520,198
30 Yr Pass Thru (Z)	5.000	02/01/41	2,237,854	2,460,766

10

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru (Z)	5.000	04/01/41	$653,258	$718,431
30 Yr Pass Thru (Z)	5.500	02/01/36	787,216	868,121
30 Yr Pass Thru (Z)	5.500	10/01/39	1,483,836	1,630,770
30 Yr Pass Thru (Z)	5.500	08/01/40	259,836	285,729
30 Yr Pass Thru (Z)	6.500	07/01/36	281,825	314,891

Foreign Government Obligations 0.2% (0.2% of Total Investments)				$394,800

(Cost $369,097)

South Korea 0.2%				394,800

Korea Development Bank (Z)	4.000	09/09/16	370,000	394,800

Collateralized Mortgage Obligations 17.4% (11.9% of Total Investments)				$31,357,735

(Cost $30,749,515)

Commercial & Residential 13.8%				24,943,795

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.025	12/25/46	5,529,520	359,715
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P) (Z)	0.378	06/25/45	634,460	573,451
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	605,000	684,132
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.144	03/25/35	703,550	48,833
Series 2005-2, Class A1 (P) (Z)	2.600	03/25/35	464,792	474,777
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.718	07/25/35	472,926	439,125
Series 2005-7, Class 11A1 (P)	0.698	08/25/35	713,272	665,609
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10/25/34	382,129	392,553
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P) (S)	5.895	07/10/46	475,000	506,381
Series 2012-CR5, Class XA IO	1.926	12/10/45	4,618,037	485,333
Series 2012-LC4, Class B (P)	4.934	12/10/44	360,000	382,025
Series 2012-LC4, Class C (P)	5.824	12/10/44	645,000	697,644
Series 2013-300P, Class D (P) (S)	4.394	08/10/30	620,000	584,323
Series 2013-CR11, Class B (P)	5.165	10/10/46	560,000	593,251
Series 2013-CR13, Class C (P)	4.757	10/10/46	435,000	434,036
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	525,000	549,366
Series 2014-TWC, Class D (P) (S)	2.410	02/13/32	445,000	445,000
Deutsche Mortgage Securities, Inc.
Series 2004-4, Class 2AR1 (P)	0.698	06/25/34	557,395	520,206
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.308	12/05/31	505,000	498,797
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.763	11/08/29	570,000	570,010
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,090,917	1,651,684
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.081	08/19/45	2,328,294	118,025
Series 2005-2, Class IX IO	2.161	05/19/35	8,139,960	483,221
Series 2005-9, Class 2A1C (P)	0.607	06/20/35	709,033	656,797
Series 2005-8, Class 1X IO	2.105	09/19/35	3,155,985	204,527

11

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Series 2007-3, Class ES IO (S)	0.349	05/19/47	$9,297,671	$98,788
Series 2007-4, Class ES IO	0.350	07/19/47	9,897,855	98,979
Series 2007-6, Class ES IO (S)	0.342	08/19/37	7,697,730	81,788
Hilton USA Trust
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	241,000	245,244
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.021	10/25/36	8,215,336	525,078
Series 2005-AR18, Class 2X IO	1.656	10/25/36	7,449,440	242,687
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	945,000	981,131
Series 2012-PHH, Class D (P) (S)	3.428	10/15/25	260,000	261,563
Series 2013-INMZ, Class M (P) (S)	6.138	09/15/18	510,000	512,979
Series 2013-JWRZ, Class D (P) (S)	3.150	04/15/30	440,000	440,010
Series 2014-FBLU, Class D (P) (S)	2.765	12/15/28	725,000	725,930
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12/25/34	491,342	496,236
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.188	02/15/46	293,000	280,386
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.488	05/25/35	472,327	445,965
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	975,000	980,016
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	265,000	262,220
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	405,000	421,939
Series 2012-C1, Class C (P) (S)	5.535	05/10/45	270,000	288,906
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.791	05/10/63	4,909,167	435,203
VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03/20/26	309,147	311,947
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	3.947	12/13/29	430,000	422,666
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	285,000	312,044
WaMu Mortgage Pass Through Certificates
Series 2005-AR8, Class 2AB2 (P)	0.578	07/25/45	671,193	628,605
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03/18/28	910,000	843,756
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	620,000	513,124
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.252	11/15/45	5,114,764	630,436
Series 2013-C15, Class B (P)	4.486	08/15/46	155,000	157,431
Series 2013-C16, Class B (P)	4.985	09/15/46	265,000	279,917

U.S. Government Agency 3.6%				6,413,940

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	3,440,490	673,518
Series 3747, Class HI IO	4.500	07/15/37	3,945,967	415,487
Series 3794, Class PI IO	4.500	02/15/38	653,848	77,117
Series 3830, Class NI IO	4.500	01/15/36	3,131,018	328,134
Series 4077, Class IK IO	5.000	07/15/42	902,951	179,377
Series 4136, Class IH IO	3.500	09/15/27	2,584,494	349,345
Series K017, Class X1 IO	1.445	12/25/21	2,780,909	243,641
Series K018, Class X1 IO (Z)	1.455	01/25/22	3,718,039	326,158

12

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series K021, Class X1 IO	1.511	06/25/22	$811,090	$79,844
Series K022, Class X1 IO	1.305	07/25/22	6,039,536	513,487
Series K707, Class X1 IO	1.556	12/25/18	2,447,300	159,951
Series K709, Class X1 IO	1.543	03/25/19	3,367,241	228,400
Series K710, Class X1 IO	1.782	05/25/19	2,562,314	204,916
Federal National Mortgage Association
Series 2010-68, Class CI IO	5.000	11/25/38	831,100	123,463
Series 2012-118, Class IB IO	3.500	11/25/42	1,438,401	318,430
Series 2012-137, Class QI IO	3.000	12/25/27	2,783,524	395,536
Series 2012-137, Class WI IO	3.500	12/25/32	2,047,949	411,438
Series 402, Class 3 IO	4.000	11/25/39	480,684	84,145
Series 402, Class 4 IO	4.000	10/25/39	752,313	153,831
Series 402, Class 7 IO	4.500	11/25/39	707,290	144,267
Series 402, Class 8 IO	4.500	11/25/39	640,012	117,932
Series 407, Class 15 IO	5.000	01/25/40	766,205	140,380
Series 407, Class 21 IO	5.000	01/25/39	391,618	59,336
Series 407, Class 7 IO	5.000	03/25/41	307,669	58,876
Series 407, Class 8 IO	5.000	03/25/41	314,604	59,007
Series 407, Class C6 IO	5.500	01/25/40	1,226,482	221,835
Government National Mortgage Association
Series 2012-114, Class IO	1.032	01/16/53	2,053,594	188,619
Series 2013-42, Class IO	3.500	03/20/43	1,062,871	157,470

Asset Backed Securities 7.7% (5.3% of Total Investments)				$13,828,982

(Cost $13,279,032)

Asset Backed Securities 7.7%				13,828,982

ACE Securities Corp.
Series 2005-HE3, Class M2 (P)	0.608	05/25/35	315,000	299,304
Series 2006-ASP5, Class A2B (P)	0.288	10/25/36	326,889	166,023
Series 2006-ASP5, Class A2C (P)	0.338	10/25/36	286,709	146,259
Series 2006-ASP5, Class A2D (P)	0.418	10/25/36	547,743	281,295
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.608	10/25/35	750,000	626,198
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.628	05/25/35	480,000	438,769
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.238	01/25/34	268,192	258,252
Series 2004-W6, Class M1 (P)	0.708	05/25/34	283,181	275,379
Series 2006-M2, Class A2C (P)	0.308	09/25/36	1,525,851	607,768
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S) (Z)	0.398	07/25/36	690,327	636,401
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	5.871	06/25/37	292,917	295,024
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	1,102,456	1,117,118
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	29,083	28,535
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.110	02/25/35	530,255	545,705
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.628	05/25/36	540,000	522,974
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S) (Z)	5.216	01/25/42	1,081,550	1,159,966

13

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.848	11/25/35	$600,000	$554,781
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.428	10/25/35	700,685	659,143
GSAA Trust
Series 2005-10, Class M3 (P)	0.708	06/25/35	675,000	630,419
GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.338	02/25/36	285,289	268,411
Home Equity Mortgage Loan Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.528	10/25/35	455,000	429,765
Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P) (Z)	0.858	08/25/37	110,358	109,161
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.908	09/25/35	256,559	238,245
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.308	06/25/36	430,144	281,086
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	374,303	401,919
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.338	05/25/36	234,266	215,815
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D (P)	0.458	12/25/36	1,090,000	1,029,339
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	404,394	406,820
Series 2012-2A, Class B (S)	4.500	01/20/25	610,717	618,083
Series 2012-3A, Class A (S)	2.500	03/20/25	299,514	300,262
Series 2012-3A, Class B (S)	4.500	03/20/25	89,217	90,444
Series 2013-1A, Class B (S)	3.750	08/20/25	192,242	190,319

			Shares	Value

Common Stocks 5.3% (3.7% of Total Investments)				$9,624,653

(Cost $8,323,117)

Consumer Staples 0.9%				1,566,650

Food Products 0.5%
Kraft Foods Group, Inc. (Z)			15,000	785,250

Tobacco 0.4%
Philip Morris International, Inc. (Z)			10,000	781,400

Energy 0.8%				1,362,600

Oil, Gas & Consumable Fuels 0.8%
Royal Dutch Shell PLC, ADR			8,000	552,800
The Williams Companies, Inc. (Z)			20,000	809,800

Financials 0.7%				1,323,085

Commercial Banks 0.3%
U.S. Bancorp			14,500	576,085

Real Estate Investment Trusts 0.4%
Weyerhaeuser Company (Z)			25,000	747,000

14

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

	Shares	Value
Health Care 1.3%		$2,333,355

Pharmaceuticals 1.3%
Eli Lilly & Company (Z)	17,000	918,170
Johnson & Johnson (Z)	8,258	730,585
Sanofi, ADR (Z)	14,000	684,600

Industrials 0.8%		1,485,773

Commercial Services & Supplies 0.3%
Republic Services, Inc. (Z)	20,000	640,600

Machinery 0.5%
Caterpillar, Inc.	9,000	845,173

Information Technology 0.3%		638,040

Semiconductors & Semiconductor Equipment 0.3%
Intel Corp. (Z)	26,000	638,040

Materials 0.5%		915,150

Chemicals 0.5%
E.I. du Pont de Nemours & Company (Z)	15,000	915,150

	Shares	Value
Preferred Securities (b) 1.2% (0.8% of Total Investments)		$2,083,851

(Cost $1,987,056)

Consumer Staples 0.3%		546,094

Food & Staples Retailing 0.3%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	6,250	546,094

Financials 0.5%		838,845

Capital Markets 0.2%
The Goldman Sachs Group, Inc., 5.500% (Z)	12,425	287,266

Commercial Banks 0.2%
FNB Corp., 7.250%	9,000	238,219
Wells Fargo & Company, Series L, 7.500%	192	222,240

Real Estate Investment Trusts 0.1%
Weyerhaeuser Company, 6.375%	1,700	91,120

Industrials 0.2%		393,410

Aerospace & Defense 0.2%
United Technologies Corp., 7.500% (Z)	6,106	393,410

Telecommunication Services 0.2%		305,502

Diversified Telecommunication Services 0.2%
Intelsat SA, 5.750%	5,900	305,502

15

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Escrow Certificates 0.0% (0.0% of Total Investments)				$245

(Cost $0)

Materials 0.0%				245

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	$245,000	245

			Par value	Value
Short-Term Investments 0.2% (0.1% of Total Investments)				$342,284

(Cost $342,284)

Repurchase Agreement 0.2%				342,284

Repurchase Agreement with State Street Corp. dated 1-31-14 at
0.000% to be repurchased at $342,284 on 2-3-14, collateralized by
$375,000 Federal National Mortgage Association, 2.080% due 11-2-
22 (valued at $350,625, including interest)			342,284	342,284

Total investments (Cost $254,387,072)† 146.1%				$262,916,649

Other assets and liabilities, net (46.1%)				($82,959,720)

Total net assets 100.0%				$179,956,929

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(I) Non-income producing.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $64,270,468 or 35.7% of the fund's net assets as of 1-31-14.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-14 was $152,717,923.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $255,586,761. Net unrealized appreciation aggregated $7,329,888, of which $12,753,236 related to appreciated investment securities and $5,423,348 related to depreciated investment securities.

16

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-14	Price	Inputs	Inputs
Corporate Bonds	$139,085,675	—	$139,042,958	$42,717
Convertible Bonds	491,970	—	491,970	—
Term Loans	920,566	—	920,566	—
Capital Preferred Securities	3,442,391	—	3,442,391	—
U.S. Government & Agency Obligations	61,343,497	—	61,343,497	—
Foreign Government Obligations	394,800	—	394,800	—
Collateralized Mortgage Obligations	31,357,735	—	31,078,180	279,555
Asset Backed Securities	13,828,982	—	13,828,982	—
Common Stocks	9,624,653	$9,624,653	—	—
Preferred Securities	2,083,851	1,299,538	784,313	—
Escrow Certificates	245	—	245	—
Short-Term Investments	342,284	—	342,284	—

Total Investments in Securities	$262,916,649	$10,924,191	$251,670,186	$322,272
Other Financial Instruments:
Interest Rate Swaps	($730,866)	—	($730,866)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds

17

John Hancock Income Securities Trust
As of 1-31-14 (Unaudited)

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2014, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2014.

	USD
	NOTIONAL	PAYMENTS	PAYMENTS	MATURITY	MARKET
COUNTERPARTY	AMOUNT	MADE BY FUND	RECEIVED BY FUND	DATE	VALUE

		Fixed
Morgan Stanley Capital Services	$22,000,000		3 Month LIBOR (a)	Aug 2016	($587,597)
		1.442500%
		Fixed
Morgan Stanley Capital Services	22,000,000		3 Month LIBOR (a)	May 2017
		1.093750%			(143,269)
TOTAL	$44,000,000				($730,866)

(a) At 1-31-14, the 3-month LIBOR rate was 0.23660%

No interest rate swap positions were entered into or closed during the period ended January 31, 2014.

For additional information on the funds' significant accounting policies, please refer to the funds' recent semiannual or annual shareholder report.

18

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P6Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014